Goodwill and Other Intangible Assets - Gross Carrying Amounts and Accumulated Amortization Relating to Other Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,821,381	$ 1,610,705
Accumulated Amortization	(329,284)	(282,807)
Net	1,492,097	1,327,898	$ 1,311,165
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,481,470	1,278,499
Accumulated Amortization	(287,851)	(248,903)
Net	1,193,619	1,029,596
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	334,643	327,217
Accumulated Amortization	(36,501)	(29,643)
Net	298,142	297,574
Non-competition agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,268	4,989
Accumulated Amortization	(4,932)	(4,261)
Net	$ 336	$ 728